Condensed financial information of the Company - Condensed balance sheets (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Assets/(liability)
Prepayments and other current assets	$ 902,811
Shareholders' equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 9,000,000 shares issued and outstanding	1,800
Additional paid-in capital	1,619,774
Statutory reserve	745,590
Accumulated Profits	16,945,947
Accumulated other comprehensive (loss)/income	(294,079)
TOTAL SHAREHOLDERS' EQUITY	19,019,032	$ 11,079,166
Parent company | Reportable legal entities
Assets/(liability)
Prepayments and other current assets	1,843
Investment in subsidiaries and VIE	19,017,189
Total assets/(liability)	19,019,032
Shareholders' equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 9,000,000 shares issued and outstanding	1,800
Additional paid-in capital	1,619,774
Statutory reserve	745,590
Accumulated Profits	16,945,947
Accumulated other comprehensive (loss)/income	(294,079)
TOTAL SHAREHOLDERS' EQUITY	$ 19,019,032